LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2013	2012
2013 Senior Notes	$1,000,000	$—
Studio City Notes	825,000	825,000
2011 Credit Facilities	673,883	1,014,729
Aircraft Term Loan	34,577	40,245
2010 Senior Notes (1)	—	593,967
RMB Bonds	—	367,645
Deposit-Linked Loan	—	353,278

	$2,533,460	$3,194,864
Current portion of long-term debt	(262,566)	(854,940)

	$2,270,894	$2,339,924

Summary of Interest on Long-Term Debt

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2013	2012	2011
Interest for Studio City Notes**	$71,099	$5,844	$—
Interest for 2013 Senior Notes**	44,998	—	—
Interest for 2011 Credit Facilities*	16,841	21,849	13,731
Interest for 2010 Senior Notes	6,028	61,500	61,500
Amortization of discount in connection with issuance of 2010 Senior Notes	71	801	723
Interest for RMB Bonds	2,610	13,666	8,647
Interest for Deposit-Linked Loan	1,728	10,064	6,300
Interest for Aircraft Term Loan**	1,191	705	—
Interest for City of Dreams Project Facility	—	—	13,269

	$144,566	$114,429	$104,170
Interest capitalized	(25,259)	(7,900)	(3,157)

	$119,307	$106,529	$101,013

*	Long-term debt repayable within five years
**	Long-term debt repayable after five years

Scheduled Maturities of Long-Term Debt

Scheduled maturities of the long-term debt as of December 31, 2013 are as follows:

Year ending December 31,
2014	$262,566
2015	262,749
2016	166,667
2017	6,415
2018	6,615
Over 2018	1,828,448

$2,533,460

Summary of Long-Term Debt Repayable

The long-term debt are repayable as follows:

	December 31,
	2013	2012
Within one year	$262,566	$854,940
More than one year, but not exceeding two years	262,749	262,559
More than two years, but not exceeding five years	179,697	648,339
More than five years(1)	1,828,448	1,429,026

	$2,533,460	$3,194,864
Less: Amounts due within one year classified as current liabilities	(262,566)	(854,940)

	$2,270,894	$2,339,924

Note

(1)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.